Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Total trading securities	[1]	$ 119,912	$ 107,612
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities		14,971	17,369
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities		8,413	9,453
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities		15,050	11,218
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities		10,354	10,645
Equity securities [Member]
Disclosure of financial assets [line items]
Total trading securities		59,190	47,625
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		11,934	11,302
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities		54,915	61,408
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities		46,750	29,338
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities		4,776	4,903
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities		13,471	11,963
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities		4,770	8,722
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities		352	1,736
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities		920	1,938
Within 3 months [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities		1,724	1,337
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities		1,458	3,437
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		316	274
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities		1,570	3,784
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities		1,604	1,709
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities		704	591
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities		892	2,638
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities		11,109	13,831
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities		1,646	3,236
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities		893	1,376
Three to 12 months [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities		2,439	4,392
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities		3,663	3,908
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		2,468	919
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities		3,452	5,178
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities		3,643	4,568
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities		1,714	2,097
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities		2,300	1,988
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities		24,868	21,758
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities		6,182	8,216
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities		1,774	1,379
One to 5 years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities		7,237	2,873
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities		3,883	2,593
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		5,792	6,697
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities		9,779	11,924
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities		10,711	6,766
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities		2,135	2,031
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities		2,243	1,037
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities		10,798	8,485
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities		3,626	2,308
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities		937	1,128
Five to ten years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities		2,461	1,973
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities		1,046	549
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		2,728	2,527
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities		5,029	4,347
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities		4,426	3,404
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities		101	134
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities		1,242	600
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities		9,170	7,068
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities		3,165	1,873
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities		3,889	3,632
Over ten years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities		1,189	643
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities		304	158
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		623	762
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities		7,397	6,021
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities		1,570	890
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities		63	18
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities		140	139
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities		59,197	47,748
No specific maturity [member] | Equity securities [Member]
Disclosure of financial assets [line items]
Total trading securities		59,190	47,625
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		7	123
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities		27,688	30,154
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities		24,796	12,001
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities		59	32
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities		$ 6,654	$ 5,561

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.